Income Tax - Reconciliation of Beginning and Ending Amounts of Unrecognized Tax Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 48	$ 38	$ 333
Additions based on tax positions related to the current year	1	7	43
Additions based on acquisitions related to the current year		5
Additions for tax positions of prior years	1	1	8
Reduction for tax positions of prior years	(2)	(1)	(310)
Settlements	(1)	(2)	(18)
Foreign currency translation	1		(18)
Balance at end of year	$ 48	$ 48	$ 38